Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	HARTFORD MUTUAL FUNDS II INC
Central Index Key	dei_EntityCentralIndexKey	0000049905
Hartford Schroders International Stock Fund
Risk/Return:	rr_RiskReturnAbstract
Risk/Return [Heading]	rr_RiskReturnHeading	HARTFORD SCHRODERS INTERNATIONAL STOCK FUND
Supplement [Text Block]	hmfiic_SupplementTextBlock

JANUARY 26, 2018

SUPPLEMENT TO THE FOLLOWING PROSPECTUSES:

HARTFORD SCHRODERS INTERNATIONAL STOCK FUND SUMMARY PROSPECTUS

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

DATED MARCH 1, 2017

HARTFORD SCHRODERS INTERNATIONAL STOCK FUND SUMMARY PROSPECTUS

(CLASS SDR SHARES)

DATED MARCH 1, 2017

HARTFORD SCHRODERS FUNDS PROSPECTUS

(CLASS A, CLASS T, CLASS C, CLASS I, CLASS R3, CLASS R4, CLASS R5, CLASS Y AND CLASS F SHARES)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED JANUARY 10, 2018

(THE HARTFORD MUTUAL FUNDS II, INC.)

HARTFORD SCHRODERS FUNDS PROSPECTUS (CLASS SDR)

(THE HARTFORD MUTUAL FUNDS II, INC.)

DATED MARCH 1, 2017, AS LAST SUPPLEMENTED JANUARY 10, 2018

This Supplement contains new and additional information and should be read in connection with your Prospectuses.

(1)         Effective March 31, 2018, the MSCI All Country World ex USA Index (Net) will replace the MSCI EAFE Index (Net) as the Hartford Schroders International Stock Fund’s benchmark.  Hartford Funds Management Company, LLC (the “Investment Manager”) is making this change in connection with changes to the Hartford Schroders International Stock Fund’s principal investment strategy and the Investment Manager believes that this benchmark will better reflect the Fund’s revised investment strategy.

(2)         Effective March 31, 2018, under the heading “Hartford Schroders International Stock Fund Summary Section — Principal Investment Strategy” in the Statutory Prospectuses referenced above and under the heading “Principal Investment Strategy” in the Summary Prospectuses for the Hartford Schroders International Stock Fund referenced above, the third sentence will be deleted and the following will be added:

The Fund may invest in companies domiciled in emerging markets up to the greater of (a) 25% of the Fund’s net assets or (b) the weight of emerging markets in the MSCI All Country World ex USA Index plus 10% of the Fund’s net assets.

This Supplement should be retained with your Prospectuses for future reference.